Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of Inventories [Abstract]
Finished goods	¥ 1,812			¥ 2,294	$ 267
Gross total	1,812			2,294	267
Less: provision for impairment of inventories
Net inventories	¥ 1,812			¥ 2,294	$ 267